Equity - Other comprehensive income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		$ (378,572)	$ (217,234)	$ (188,669)
Continuing operations
Other comprehensive income (loss) for the year		(13,394)	(161,338)	(28,565)
For the year ended December 31,		(391,966)	(378,572)	(217,234)
Currency Translation Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		(401,444)	(241,091)	(212,080)
Continuing operations
Other comprehensive income (loss) for the year		(13,333)	(160,353)	(29,011)
For the year ended December 31,		(414,777)	(401,444)	(241,091)
Reserve of remeasurements of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	[1]	330	123	106
Continuing operations
Other comprehensive income (loss) for the year	[1]	(132)	207	17
For the year ended December 31,	[1]	198	330	123
Reserve of share of other comprehensive income from associate
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		(40,761)	(39,611)	(40,043)
Continuing operations
Other comprehensive income (loss) for the year		35	(1,150)	432
For the year ended December 31,		(40,726)	(40,761)	(39,611)
Income Tax effect
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	[1]	(99)	(57)	(54)
Continuing operations
Other comprehensive income (loss) for the year	[1]	36	(42)	(3)
For the year ended December 31,	[1]	(63)	(99)	(57)
Transfer from shareholders equity - currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		63,402	63,402	63,402
Continuing operations
Other comprehensive income (loss) for the year		0	0
For the year ended December 31,		$ 63,402	$ 63,402	$ 63,402

[1]	Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.